Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of the Notional Amount and Fair Value of Derivative Instruments
The following table summarizes the notional amount and fair value of the Company’s derivative instruments (amounts in thousands):

Derivatives Designated as Hedging Instruments	Balance Sheet Location	Effective Dates		Maturity Dates	March 31, 2019			December 31, 2018
					Outstanding Notional Amount	Fair Value of		Outstanding Notional Amount	Fair Value of
						Asset	(Liability)		Asset	(Liability)

Interest rate swaps	Other assets, net/Accounts payable and other liabilities	07/01/2016 to 04/01/2019	(1)	12/22/2020 to 04/27/2023	$497,205	$3,420	$(827)	$347,435	$6,204	$—

(1)During the three months ended March 31, 2019, the Company entered into two interest rate swap agreements, with an effective date of April 1, 2019, which will effectively fix LIBOR related to $150,000,000 of the term loans of the secured credit facility.

The following table summarizes the notional amount and fair value of the Company’s derivative instruments (amounts in thousands):

Derivatives Designated as Hedging Instruments	Balance Sheet Location	Effective Dates	Maturity Dates	December 31, 2018			December 31, 2017
				Outstanding Notional Amount	Fair Value of		Outstanding Notional Amount	Fair Value of
					Asset	(Liability)		Asset	(Liability)

Interest rate swaps	Other assets, net/Accounts payable and other liabilities	07/01/2016 to 11/16/2017	12/22/2020 to 11/16/2022	$347,435	$6,204	$—	$347,699	$3,934	$(22)

Schedule of Income and Losses Recognized on Derivative Instruments
The table below summarizes the amount of income (loss) recognized on the interest rate derivatives designated as cash flow hedges for the three months ended March 31, 2019 and 2018 (amounts in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Income (Loss) Recognized in OCI on Derivatives	Location of (Loss) Income Reclassified From Accumulated Other Comprehensive Income to Net Income	Amount of (Loss) Income Reclassified From Accumulated Other Comprehensive Income to Net Income
For the Three Months Ended March 31, 2019
Interest rate swaps	$(2,955)	Interest and other expense, net	$656
Total	$(2,955)		$656
For the Three Months Ended March 31, 2018
Interest rate swaps	$4,446	Interest and other expense, net	$(129)
Total	$4,446		$(129)

The table below summarizes the amount of income recognized on the interest rate derivatives designated as cash flow hedges for the years ended December 31, 2018, 2017 and 2016 (amounts in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Income Recognized in OCI on Derivative (Effective Portion)	Location of Income (Loss) Reclassified From Accumulated Other Comprehensive Income to Net Income (Effective Portion)	Amount of Income (Loss) Reclassified From Accumulated Other Comprehensive Income to Net Income (Effective Portion)
For the Year Ended December 31, 2018
Interest rate swaps	$3,208	Interest and other expense, net	$818
Total	$3,208		$818
For the Year Ended December 31, 2017
Interest rate swaps	$1,484	Interest and other expense, net	$(1,386)
Total	$1,484		$(1,386)
For the Year Ended December 31, 2016
Interest rate swaps	$744	Interest and other expense, net	$(96)
Total	$744		$(96)

Schedule of Offsetting of Derivative Assets
The following tables present the effect on the Company’s financial position had the Company made the election to offset its derivative positions as of March 31, 2019 and December 31, 2018 (amounts in thousands):

Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets Presented in the Balance Sheet	Financial Instruments Collateral	Cash Collateral	Net Amount
March 31, 2019	$3,420	$—	$3,420	$(84)	$—	$3,336
December 31, 2018	$6,204	$—	$6,204	$—	$—	$6,204

The following tables present the effect on the Company’s financial position had the Company made the election to offset its derivative positions as of December 31, 2018 and 2017 (amounts in thousands):

Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets Presented in the Balance Sheet	Financial Instruments Collateral	Cash Collateral	Net Amount
December 31, 2018	$6,204	$—	$6,204	$—	$—	$6,204
December 31, 2017	$3,934	$—	$3,934	$—	$—	$3,934

Schedule of Offsetting of Derivative Liabilities

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Liabilities Presented in the Balance Sheet	Financial Instruments Collateral	Cash Collateral	Net Amount
March 31, 2019	$827	$—	$827	$(84)	$—	$743
December 31, 2018	$—	$—	$—	$—	$—	$—

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Liabilities Presented in the Balance Sheet	Financial Instruments Collateral	Cash Collateral	Net Amount
December 31, 2018	$—	$—	$—	$—	$—	$—
December 31, 2017	$22	$—	$22	$—	$—	$22